Acquisition costs and other expenditure from continuing operations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Acquisition costs and other expenditure from continuing operations
Acquisition costs incurred for insurance policies	$ (1,026)	$ (950)
Acquisition costs deferred	373	261
Amortisation of acquisition costs	(186)	(157)
Administration costs and other expenditure (net of other reinsurance commission)	(1,542)	(1,528)
Movements in amounts attributable to external unit holders of consolidated investment funds	(21)	(449)
Total acquisition costs and other expenditure from continuing operations	(2,402)	(2,823)
Depreciation of property, plant and equipment	(85)	(92)
Depreciation charge from the right-of-use assets	(62)	(66)
Interest expense on lease liabilities	$ 6	$ 8